Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2024
Other Receivables, Net [Abstract]
Schedule of Other Receivables, Net	Other receivables, net included the following:
	As of March 31,
	2023	2024
	HKD	HKD	US$
Reimbursement receivables	$12,000	$-	$-
Other receivables	452,040	434,088	55,468
Less: Provision for credit losses	(151,916)	(729)	(93)
Total Other receivables, net	$312,124	$433,359	$55,375

Schedule of Movement Allowance For Credit Losses	The following table sets forth the movement of provision for credit losses:
	As of March 31,
	2023	2024
	HKD	HKD	US$
Beginning balance	$80,997	$151,916	$19,412
Cumulative-effect adjustment of adoption of CECL	-	(125,657)	(16,057)
Addition	124,534	18,368	2,347
Write-off	(53,615)	(43,898)	(5,609)
Ending balance	$151,916	$729	$93